GREENSPRING FUND,
                              INCORPORATED


                                 <LOGO>


                          FIRST QUARTER REPORT

                             MARCH 31, 1999





               This report is authorized for distribution
                only to shareholders who have received a
                 copy of the official Prospectus of the
                     Greenspring Fund, Incorporated.

                                     				April 1999




Dear Shareholders:

The stock market's performance during the first quarter of 1999 was very similar to its performance during the last several months of 1998. Strength in the large, well-recognized growth companies overshadowed the performance of just about every other sector, with the exception of the Internet stocks, whose performance continued to elude any rational analysis. During the quarter, the market's narrowness became even more exaggerated as more and more investors flooded into the handful of stocks that were "working."
This flood continued with little regard for these stocks' valuations relative to underlying fundamentals. For most of the quarter, "value" and small-cap investors continued to underperform on a relative basis. Greenspring Fund was no exception; the Fund's performance for the quarter was a negative 5.71%. Beginning in the middle of April, however, positive momentum has swung toward value stocks, helping the prices of value-oriented mutual funds, including the Greenspring Fund.

This period of relative underperformance for both value and small-cap investors during the last several years has been difficult to explain and very painful to endure. Investment philosophies that had seemingly stood the test of time as low-risk and conservative started to be labeled as risky and speculative. The perception of fabled value organizations such as Michael Price's Mutual Series funds, the Windsor Fund, and Marty Whitman's Third Avenue funds went from one of investment legends to pariahs in the "new era of investing."

With this euphoria in the "new era of investing", the valuation gaps between large and small-cap stocks, as well as value and growth stocks, have grown to historically wide levels. This phenomenon is depicted in the accompanying charts. These relative valuation gaps had been at very high levels for months, but were stretched even further during the first quarter of 1999.

                             Growth vs. Value
        Cycles of Performance: Returns for Rolling Twelve Month Periods
                        December 1976 - March 1999

                                   Chart

                        Period                Difference
                       12/31/76                 -21.09
                       03/31/77                 -21.04
                       06/30/77                 -20.92
                       09/30/77                 -13.24
                       12/31/77                  -9.25
                       03/31/78                  -7.68
                       06/30/78                   1.87
                       09/30/78                  -3.49
                       12/31/78                   0.62
                       03/31/79                   2.29
                       06/30/79                  -7.73
                       09/30/79                  -6.84
                       12/31/79                  -5.44
                       03/31/80                   0.79
                       06/30/80                   1.73
                       09/30/80                   9.67
                       12/31/80                  15.81
                       03/31/81                   8.38
                       06/30/81                   2.30
                       09/30/81                  -4.45
                       12/31/81                  -9.83
                       03/31/82                  -9.20
                       06/30/82                  -2.05
                       09/30/82                  -0.03
                       12/31/82                   0.99
                       03/31/83                   4.97
                       06/30/83                   3.90
                       09/30/83                  -7.00
                       12/31/83                 -12.65
                       03/31/84                 -16.07
                       06/30/84                 -13.26
                       09/30/84                 -11.41
                       12/31/84                  -8.19
                       03/31/85                  -1.03
                       06/30/85                  -4.79
                       09/30/85                  -2.96
                       12/31/85                   3.63
                       03/31/86                   2.10
                       06/30/86                   7.58
                       09/30/86                  -4.35
                       12/31/86                  -7.17
                       03/31/87                  -0.76
                       06/30/87                  -5.04
                       09/30/87                  11.33
                       12/31/87                   2.82
                       03/31/88                  -7.29
                       06/30/88                  -7.88
                       09/30/88                  -9.04
                       12/31/88                  -9.72
                       03/31/89                  -4.02
                       06/30/89                  -2.37
                       09/30/89                   4.37
                       12/31/89                  10.27
                       03/31/90                  10.24
                       06/30/90                  17.44
                       09/30/90                   8.21
                       12/31/90                   7.05
                       03/31/91                  12.69
                       06/30/91                   3.10
                       09/30/91                   8.45
                       12/31/91                  15.81
                       03/31/92                   3.29
                       06/30/92                  -0.47
                       09/30/92                   0.47
                       12/31/92                  -5.46
                       03/31/93                  -9.96
                       06/30/93                 -10.20
                       09/30/93                 -18.95
                       12/31/93                 -16.92
                       03/31/94                  -7.23
                       06/30/94                  -3.36
                       09/30/94                   6.36
                       12/31/94                   3.77
                       03/30/95                   5.74
                       06/30/95                   9.42
                       09/30/95                   4.00
                       12/31/95                   1.14
                       03/31/96                  -1.72
                       06/30/96                   2.46
                       09/30/96                   3.41
                       12/31/96                   1.97
                       03/31/97                   6.38
                       06/30/97                   7.42
                       09/30/97                   2.25
                       12/31/97                   6.54
                       03/31/98                  10.76
                       06/30/98                   9.77
                       09/30/98                  18.36
                       12/31/98                  27.49
                       03/31/99                  24.96

Source: S&P Barra Growth, S&P Barra Value, Analysis by T. Rowe Price Associates, Inc.


                         Large-Cap vs. Small-Cap
     Cycle of Performance: Returns for Rolling Twelve Month Periods
                      December 1979 - December 1998

                                 Chart

                        Period           Difference
                       12/31/79            -24.65
                       03/31/80             -0.63
                       06/30/80             -3.07
                       09/30/80            -11.58
                       12/31/80             -6.16
                       03/31/81            -32.27
                       06/30/81            -28.05
                       09/30/81             -2.60
                       12/31/81             -6.94
                       03/31/82              1.63
                       06/30/82              7.38
                       09/30/82              1.14
                       12/31/82             -3.54
                       03/31/83            -17.82
                       06/30/83            -36.49
                       09/30/83            -25.67
                       12/31/83             -6.62
                       03/31/84              6.23
                       06/30/84             12.69
                       09/30/84             13.04
                       12/31/84             13.57
                       03/31/85              5.71
                       06/30/85             10.36
                       09/30/85              5.23
                       12/31/85              1.11
                       03/31/86              6.53
                       06/30/86              2.85
                       09/30/86              9.68
                       12/31/86             12.79
                       03/31/87             10.92
                       06/30/87             16.10
                       09/30/87             13.96
                       12/31/87             14.00
                       03/31/88              4.45
                       06/30/88             -0.71
                       09/30/88             -1.54
                       12/31/88             -8.08
                       03/31/89              5.11
                       06/30/89              7.79
                       09/30/89             11.36
                       12/31/89             15.25
                       03/31/90             13.60
                       06/30/90             13.35
                       09/30/90             17.85
                       12/31/90             16.34
                       03/31/91              7.59
                       06/30/91              6.16
                       09/30/91            -13.82
                       12/31/91            -15.50
                       03/31/92             -9.97
                       06/30/92             -1.07
                       09/30/92              2.07
                       12/31/92            -10.74
                       03/31/93              0.36
                       06/30/93            -12.38
                       09/30/93            -20.16
                       12/31/93             -8.92
                       03/31/94             -9.56
                       06/30/94             -3.06
                       09/30/94              1.01
                       12/31/94              3.13
                       03/31/95             10.08
                       06/30/95              5.96
                       09/30/95              6.31
                       12/31/95              8.99
                       03/31/96              3.00
                       06/30/96              2.16
                       09/30/96              7.20
                       12/31/96              6.58
                       03/31/97             14.67
                       06/30/97             18.33
                       09/30/97              7.30
                       12/31/97             11.00
                       03/31/98              6.09
                       06/30/98             13.71
                       09/30/98             28.07
                       12/31/98             31.13

Source: S&P 500 Index, Russell 2000, Analysis by T. Rowe Price Associates, Inc.


Many people ask, "when will these valuations revert to more historical levels?" It is hard to point to specific catalysts that would trigger a return to normalcy and there is no mathematical certainty or law of nature that ensures these extreme valuations will revert to the mean. However, we are strong believers that these valuation gaps will narrow. History has shown that "new eras of investing" have always been met with the same fate; we think this time will be no different. We don't know what factors will redirect the pendulum back in the other direction, but once it starts moving, it has a long way to swing!

In recent weeks, several factors point towards a possible pendulum swing that has positive ramifications for value investing. Between April 6th and April 20th, the S&P/Barra Growth Index fell 7.3%, while the S&P/Barra Value Index rose 4.2%. Another factor supporting the resurgence of small-cap and value investing comes from the Sage of Omaha, Warren Buffett, who many consider to be the greatest investor of our time. In the period of a week, Mr. Buffett made two 13-D filings with the SEC indicating that he had purchased more than 5% of two different real estate investment trusts (REITs), both of which would be classified as small-cap and value. These purchases are important because REITs are a favorite sector of many value investors and the stock prices have been beaten down during the last year. Mr. Buffet's announcements have helped to improve sentiment toward this long-lagging area. More specifically to the Greenspring Fund, Mr. Buffet's second filing was on

Town and Country Trust, a long-term holding of the Fund.

During this time of difficulty, we have been repositioning the Greenspring Fund to take advantage of the many value opportunities this narrow market has created. Now, more than any time during the last twelve months, we are finding terrific companies at values which do not compromise or stretch our value investing philosophy. We have increasingly emphasized companies in the portfolio that can create value for their shareholders in all market environments. In doing so, we have de-emphasized those companies that cannot control their own destiny and are much more dependent upon the Wall Street community for their success. Typically, the companies that can capitalize on this tough market environment have strong balance sheets, generate substantial cash flow, and have solid or market-leading industry positions. Many of these companies have significant stock repurchase programs in place and/or are in the process of acquiring other businesses. Although it is hard to realize it now, in the long run, many of these companies will have ultimately benefited from investors ignoring their prospects during this very narrow stock market. Once the market broadens out and many of these "cheap" companies come back into favor, their stock prices should trade even higher than they would have otherwise, due to the value created by management while these stocks were ignored by investors. For example, if a company that is expected to earn $3.00 per share during the year 2000 is able to repurchase 10% of its outstanding shares at depressed prices during this year, it may instead earn $3.25 per share. If the company sells for 13 times earnings during 2000, its stock price may move to $42.25 instead of $39.00 per share. Similarly, if a company is able to purchase another company at a very attractive price due to the depressed market, thus adding to its earning power, its stock price may, in the future, move to a higher level than it would have otherwise.

Another benefit of this value and small-cap stock drubbing is that value investors, such as the Greenspring Fund, are able to invest in many companies and industry sectors that have excellent growth prospects yet historically have sold at valuations much higher than their current levels. As a result, investment opportunities that have heretofore been "off-limits" to value investors are now selling for bargain-type valuations. More specifically, the Greenspring Fund has been able to purchase shares in information technology ("IT") services and healthcare services at prices significantly below historical valuations.

During the first quarter, the largest purchase for the Greenspring Fund was the securities of Metamor Worldwide - both its common stock and convertible bonds. Metamor Worldwide is an IT services and staffing company that was founded in 1993. Formerly known as COREStaff, the Company changed its name to Metamor Worldwide when it sold the COREStaff commercial staffing business in 1998. As recently as January 1999, its stock traded at $28 per share. However, disappointments by other IT services and staffing companies, as well as general industry uncertainty about the impact of Y2K concerns on IT spending budgets, caused almost all of the IT services stocks to drop significantly in price. These price declines were rather indiscriminate and did not differentiate between those companies with product lines that may be negatively affected by Y2K and those, like Metamor, that operate in niches that are relatively unaffected by these issues. The Company should earn at least $1.40 per share during 1999, and grow at a rate of more than 25% during the next several years; yet the stock price at the end of the quarter was $14 per share (a P/E of 10 times for a company growing 25% a year!). The Company has a highly respected management team, a strong balance sheet (as indicated by the recently announced $32 million security repurchase program), and a leading position in a very rapidly growing industry. We also purchased the convertible bonds of Metamor Worldwide. The conversion premium of more than 90% is large, but any upward movement in the common stock will help the price of the bond. In addition, at the end of the quarter, the bond had a yield to maturity of almost 12%, which is very attractive in its own right, even if the common stock never moves up in price.

Another recent purchase by the Greenspring Fund was the common stock of HEALTHSOUTH Corporation. This Company is the nation's largest provider of outpatient surgery and rehabilitative healthcare services. HEALTHSOUTH provides high-quality healthcare services at significantly lower costs than traditional inpatient hospitals. In general, the stock prices of healthcare providers have been depressed, as companies had to deal with new government regulations aimed at reducing the costs of health care. In addition, several government investigations of Medicare fraud in hospitals have chased investors from the sector. In similar fashion to the IT services sector, valuations of the entire sector traded down significantly and provided an interesting opportunity for HEALTHSOUTH. The Company is a market leader and provides its services at very low costs relative to the industry. This low cost strategy matches directly with what the government is attempting to accomplish with its new regulations. Despite this strong position, HEALTHSOUTH's stock declined precipitously from $18 per share in early February to under $10 per share recently. At this price level, the stock trades at less than 10 times 1999 estimated earnings. This is for a Company that is expected to grow earnings during the next several years at more than 15% annually. In addition, the Company has strong financial underpinnings, a fact that was recently underscored by the announcement of a one billion-dollar stock repurchase plan to be executed over the next three years.

The Seagram Company is another strong value stock that the Greenspring Fund purchased during the first quarter of 1999. The Company formerly derived most of its profits from the wine and spirits business, along with a substantial stake in DuPont. Recently, after divesting most of its DuPont shares, Seagram transformed itself into a company that derives most of its value from the entertainment industry. Today, Seagram controls such valuable entertainment assets as an 80% equity stake in Universal Studios; Polygram, the world's largest recorded music company; and a 50% interest in

USA Networks (the parent company of USA Networks, the Home Shopping Network, Sci-Fi Channel, 20 UHF channels and Ticketmaster). Despite this impressive array of properties, Seagram stock sold at a significant discount to its entertainment peers. We were able to purchase our shares of Seagram at very attractive prices and although our Seagram holding has already appreciated significantly in price, we feel that there is plenty more upside in the stock.

We feel a strong sense of optimism about the prospects for Greenspring Fund's portfolio. Many of the holdings in the portfolio are actively pursuing strategies to better position themselves in their respective industries.
These strategies should develop into value for the shareholders irrespective of what the stock market environment is like currently. Will the more favorable sentiment toward value investing continue? Let's hope so! It is a lot easier to make money for shareholders with the wind at our backs than blowing into our faces as the last twelve months has shown us all. Regardless, we are very excited about the prospects for many of the securities in the Greenspring Fund's portfolio and continue to look for additional opportunities that meet our investment philosophy and objectives.


				                                              Sincerely,


                                                  /s/Charles vK. Carlson
				                                              Charles vK. Carlson
				                                              President

                       GREENSPRING FUND, INCORPORATED
                          PORTFOLIO OF INVESTMENTS
                               MARCH 31, 1999

COMMON STOCKS (53.68%)

    Shares                                                         Value

                 Banks - Regional (3.77%)

    10,000       Mercantile Bankshares Corp.                   $     365,313
    28,556       SunTrust Banks, Inc.                              1,777,611
    24,816       Union Planters Corp.                              1,090,353
                                                                   3,233,277

                 Business and Public Services (2.89%)

    10,000      *Building One Services                               171,875
    64,400       Standard Register Company                         1,911,875
     4,000      *VWR Scientific Products Corp.                        90,000
    20,500      *Waste Industries, Inc.                              307,500
                                                                   2,481,250

                 Employment Services (1.11%)

    20,000      *Alternative Resources Corp.                         127,500
    46,000      *Metamor Worldwide, Inc.                             644,000
    22,700      *NovaCare Employee Services                          177,344
                                                                     948,844

                 Energy (2.21%)

     5,800       Anadarko Petroleum Corp.                            218,950
     8,400       Apache Corp.                                        218,925
     5,400       Burlington Resources, Inc.                          215,662
     4,600       Mitchell Energy Cl. A                                57,212
     9,700       Mitchell Energy Cl. B                               121,250
    47,080       Penn Virginia Corp.                                 826,843
    20,000       Union Pacific Resources Group, Inc.                 237,500
                                                                   1,896,342

                       GREENSPRING FUND, INCORPORATED
                          PORTFOLIO OF INVESTMENTS
                               MARCH 31, 1999

COMMON STOCKS (CON'T)

    Shares                                                         Value

                 Financial Services (9.56%)

   223,200       AMRESCO Capital Trust                        $  2,218,050
   150,000      *Chastain Capital Corp.                            806,250
   345,375       Imperial Credit Commercial Mortgage             3,324,234
    93,000      *Long Beach Financial Corp.                        895,125
    82,225       Resource Asset Investment Trust                   966,144
                                                                 8,209,803

                 Food Services (2.93%)

   373,275      *Host Marriott Services                          2,519,606
                                                                 2,519,606

                 Healthcare (3.68%)

    88,550      *HCR Manor Care                                  2,020,047
   109,500      *Healthsouth Corp.                               1,136,062
                                                                 3,156,109

                 Instrumentation (1.96%)

   157,700      *Barringer Technologies                          1,044,762
   122,407      *OSI Systems, Inc.                                 634,986
                                                                 1,679,748

                 Insurance (4.82%)

    55,000       PartnerRe Holdings, Ltd.                        2,227,500
    44,900       Reliastar Financial Corp.                       1,913,863
                                                                 4,141,363

                       GREENSPRING FUND, INCORPORATED
                         	PORTFOLIO OF INVESTMENTS
	                              MARCH 31, 1999

COMMON STOCKS (CON'T)

    Shares                                                         Value

                 Leisure and Entertainment (1.57%)

    27,000       Seagram Co. LTD                              $  1,350,000
                                                                 1,350,000

                 Manufacturing (.79%)

    27,275       Woodward Governor Company                         681,875
                                                                   681,875

                 Multi-Industry (5.50%)

   173,350      *Griffon Corporation                             1,191,781
   126,925       U.S. Industries, Inc.                           2,086,330
   128,400      *Walter Industries                               1,444,500
                                                                 4,722,611

                 Real Estate (2.76%)

   157,545       The Town and Country Trust                      2,373,022
                                                                 2,373,022

                 Retail - Specialty (2.17%)

    40,000      *Payless ShoeSource                              1,860,000
                                                                 1,860,000

                 Savings and Loans (6.85%)

    44,200       Astoria Financial Corp.                         2,210,000
    15,000       BostonFed Bancorp, Inc.                           270,000
    45,000       Dime Bancorp, Inc.                              1,043,438
    39,500       GA Financial, Inc.                                582,625
    30,000      *ITLA Capital Corp.                                435,000
    33,000      *PFF Bancorp, Inc.                                 577,500
    44,550       Staten Island Bancorp                             765,703
                                                                 5,884,266

                       GREENSPRING FUND, INCORPORATED
	                         PORTFOLIO OF INVESTMENTS
	                              MARCH 31, 1999

COMMON STOCKS (CON'T)

    Shares/
   Principal
    Amount                                                         Value

                 Utilities - Electric and Gas (1.11%)

    37,400       Baltimore Gas and Electric Company            $   949,025
                                                                   949,025

                 Total Common Stocks (Cost $45,868,357)         46,087,141


PREFERRED STOCK (6.63%)

   355,565       Prime Retail, Inc., 8.50% Pfd. B                5,689,040

                 Total Pfd. Stock (Cost $6,782,973)              5,689,040


BONDS (32.91%)

                 Convertible Bonds (20.93%)

$1,268,000       Centertrust Retail Properties,
                 7.50%, 1/15/01                                  1,181,222
 5,759,000       Corporate Express, Inc., 4.50%, 7/1/00          5,183,100
 2,500,000       Emcor Group, 5.75%, 4/1/05                      2,166,668
 1,176,000       Kelley Oil & Gas Partners, Ltd.,
                 8.50%, 4/1/00                                     399,840
 1,590,000       Kelley Oil & Gas Partners, Ltd.,
                 7.875%, 12/15/99                                  544,575
 2,200,000       Metamor Worldwide, 2.94%, 8/15/04               1,442,375
 4,547,000       NovaCare, 5.50%, 1/15/00                        3,273,840
 3,900,000       The Learning Company, 5.50%, 11/1/00            3,773,250
                                                                17,964,870

                       GREENSPRING FUND, INCORPORATED
                         	PORTFOLIO OF INVESTMENTS
	                              MARCH 31, 1999

 Principal
  Amount                                                           Value

                 Non-Convertible Bonds (11.98%)

$2,445,000       Bay View Capital Corp., 9.125%, 8/15/07       $ 2,371,650
 2,177,000       Homeland Stores, 10.00%, 8/1/03                 1,877,663
 1,917,000       Host Marriott Travel Plaza,
                 9.50%, 5/15/05                                  2,003,265
   463,000       Scott Technologies, 9.875%, 10/1/99               469,931
 2,400,000       Sprint Spectrum, 11.00%, 8/15/06                2,766,000
   800,000       U.S. Treasury, 6.375%, 5/15/99                    801,500
                                                                10,290,009

                 Total Bonds (Cost $30,661,978)                 28,254,879


COMPANIES IN LIQUIDATION (1.78%)

   581,450     *!Hi Shear Industries, Inc.                       1,489,966
 2,900,000     $*Lomas Mortgage USA, Class 3 Claim                  37,120

                 Total Companies in Liquidation
                        (Cost $1,308,195)                        1,527,086


SHORT-TERM INVESTMENTS (4.73%)

                 Commercial Paper (2.33%)

 2,000,000       General Electric Credit Corp.,
                 4.85%, 4/6/99                                   2,000,000
                                                                 2,000,000

                 Other Short-Term Investments (2.40%)

 2,062,079       Temporary Investment Fund, Inc.                 2,062,079
                                                                 2,062,079

                 Total Short-Term Investments
                        (Cost $4,062,079)                        4,062,079

                       GREENSPRING FUND, INCORPORATED
                          PORTFOLIO OF INVESTMENTS
                               MARCH 31, 1999


                 Total Investments in Securities (99.73%)
                        (Cost $88,683,582)                    $ 85,620,225

                 Other Assets Less Liabilities (.27%)              240,200

                 Total Net Assets (100%)                      $ 85,860,425



*Non-income producing securities
$Illiquid, Board-valued
!Non-controlled affiliated issuer

                       GREENSPRING FUND, INCORPORATED
                        PERFORMANCE SINCE INCEPTION

                                  Chart

                         07/01/83        $10,000
                         12/31/83         11,223
                         12/31/84         12,692
                         12/31/85         15,238
                         12/31/86         17,668
                         12/31/87         19,304
                         12/31/88         22,389
                         12/31/89         24,762
                         12/31/90         23,149
                         12/31/91         27,626
                         12/31/92         32,190
                         12/31/93         36,906
                         12/31/94         37,952
                         12/31/95         45,082
                         12/31/96         55,291
                         12/31/97         68,532
                         12/31/98         57,585
                         03/31/99         54,295

Figures include changes in principal value, reinvested dividends and capital gains distributions. Cumulative total return represents past performance. Past expense limitations increased the Fund's return. Investment returns and principal value will vary and shares will be worth more or less at redemption than at original purchase.

Average annual total returns for the one, five and ten year periods ended March 31, 1999 were -24.22%, 7.57% and 8.87%, respectively. Average annual returns for more than one year assume a compounded rate of return and are not the Fund's year-by-year results, which fluctuated over the period shown.

                       Greenspring Fund, Incorporated
                       2330 West Joppa Road, Suite 110
                           Lutherville, MD 21093
                               (410) 823-5353
                               (800) 366-3863

                                 DIRECTORS
                       Charles vK. Carlson, Chairman
                            William E. Carlson
                                David T. Fu
                            Michael J. Fusting
                            Michael T. Godack
                           Richard Hynson, Jr.

                                 OFFICERS
                           Charles vK. Carlson
                   President and Chief Executive Officer

                            Michael T. Godack
              Sr. Vice President and Chief Compliance Officer

                            Michael J. Fusting
              Sr. Vice President and Chief Financial Officer

                           Elizabeth C. Agresta
                         Secretary and Treasurer

                           INVESTMENT ADVISOR
                    Key Equity Management Corporation
                     2330 West Joppa Road, Suite 108
                          Lutherville, MD 21093

                             TRANSFER AGENT
                                PFPC Inc.
                          400 Bellevue Parkway
                          Wilmington, DE 19809
                              (800) 576-7498

                              ADMINISTRATOR
                    Corbyn Investment Management, Inc.
                     2330 West Joppa Road, Suite 108
                          Lutherville, MD 21093

                                CUSTODIAN
                           PFPC Trust Company
                         Airport Business Center
                       200 Stevens Drive, Suite 440
                            Lester, PA 19113

                         INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP
                           250 W. Pratt Street
                         Baltimore, MD 21201-2304

                               LEGAL COUNSEL
                    DeMartino Finkelstein Rosen & Virga
                      1818 N Street, N.W., Suite 400
                         Washington, DC 20036-2492